SHARE-BASED COMPENSATION - Additional information (Details) - Employees ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Additional information
Unrecognized share-based compensation expenses	¥ 109,113
Unrecognized compensation cost is to be recognized	3 years 9 months
CreditEase and its consolidated subsidiaries and VIEs
Additional information
Unrecognized deemed dividend	¥ 49,670
Recording period for unrecognized deemed dividends	3 years 4 months